Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Schedule of Trading Assets and Liabilities
Trading assets	SFr 145,613	SFr 144,922	SFr 133,635
Trading liabilities	43,356	39,536	42,169
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	64,468	62,272	63,567
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	56,317	58,845	46,463
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	19,561	18,353	18,312
Trading liabilities	14,835	14,341	15,223
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	5,267	5,452	5,293
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	28,521	SFr 25,195	26,946
Bank
Schedule of Trading Assets and Liabilities
Trading assets	145,758		133,859
Trading liabilities	43,370		42,171
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	64,555		63,648
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	56,376		46,517
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	19,561		18,402
Trading liabilities	14,835		15,223
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	5,266		5,292
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	SFr 28,535		SFr 26,948